Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Depreciation expense	$ 3,000	$ 3,000	$ 10,000	$ 9,000	$ 12,000	$ 9,000